UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

October 31, 2016

MCV-QTLY-1216
1.809074.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.4%
Adient PLC (a)	9,803	$446,135
Delphi Automotive PLC	662,500	43,108,875
		43,555,010
Diversified Consumer Services - 0.1%
Houghton Mifflin Harcourt Co. (a)	233,300	2,951,245
Hotels, Restaurants & Leisure - 3.0%
International Game Technology PLC	165,800	4,761,776
Royal Caribbean Cruises Ltd.	680,800	52,333,096
Wyndham Worldwide Corp.	513,700	33,822,008
		90,916,880
Household Durables - 1.5%
D.R. Horton, Inc.	192,900	5,561,307
PulteGroup, Inc.	1,921,100	35,732,460
Whirlpool Corp.	26,500	3,970,230
		45,263,997
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	187,500	3,466,875
Media - 2.1%
Interpublic Group of Companies, Inc.	1,371,600	30,710,124
Liberty Global PLC LiLAC Class A (a)	17	470
Omnicom Group, Inc.	37,000	2,953,340
Twenty-First Century Fox, Inc. Class A	1,191,900	31,311,213
		64,975,147
Specialty Retail - 1.3%
Bed Bath & Beyond, Inc.	240,500	9,721,010
GameStop Corp. Class A (b)	1,240,359	29,830,634
		39,551,644

TOTAL CONSUMER DISCRETIONARY		290,680,798

CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	120,700	12,529,867
Food Products - 3.2%
ConAgra Foods, Inc.	1,570,900	75,685,962
Mead Johnson Nutrition Co. Class A	52,800	3,947,856
The J.M. Smucker Co.	145,400	19,092,474
		98,726,292

TOTAL CONSUMER STAPLES		111,256,159

ENERGY - 10.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,124,500	62,297,300
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	546,100	32,460,184
Apache Corp.	151,600	9,017,168
Cheniere Energy, Inc. (a)	153,300	5,779,410
Continental Resources, Inc. (a)	256,300	12,535,633
EQT Corp.	465,100	30,696,600
Marathon Petroleum Corp.	643,200	28,037,088
Newfield Exploration Co. (a)	1,062,600	43,130,934
PDC Energy, Inc. (a)	313,200	19,208,556
QEP Resources, Inc.	1,499,900	24,103,393
Scorpio Tankers, Inc.	6,753,628	25,866,395
Targa Resources Corp.	85,400	3,749,060
Teekay LNG Partners LP	599,217	8,868,412
Tesoro Corp.	35,200	2,990,944
		246,443,777

TOTAL ENERGY		308,741,077

FINANCIALS - 21.3%
Banks - 4.8%
East West Bancorp, Inc.	873,300	34,504,083
Fifth Third Bancorp	581,557	12,654,680
PNC Financial Services Group, Inc.	170,815	16,329,914
Regions Financial Corp.	2,188,417	23,437,946
SunTrust Banks, Inc.	985,300	44,565,119
U.S. Bancorp	307,600	13,768,176
		145,259,918
Capital Markets - 1.7%
Northern Trust Corp.	282,800	20,480,376
The Blackstone Group LP	1,283,600	32,128,508
		52,608,884
Consumer Finance - 5.4%
Discover Financial Services	1,741,300	98,087,429
Synchrony Financial	2,324,400	66,454,596
		164,542,025
Diversified Financial Services - 0.2%
Voya Financial, Inc.	195,000	5,957,250
Insurance - 9.1%
Allied World Assurance Co. Holdings AG	264,200	11,355,316
Allstate Corp.	522,576	35,482,910
American Financial Group, Inc.	452,100	33,681,450
AmTrust Financial Services, Inc.	1,312,210	34,629,222
Brown & Brown, Inc.	482,300	17,777,578
Chubb Ltd.	386,229	49,051,083
FNF Group	2,186,900	78,531,579
Principal Financial Group, Inc.	312,300	17,051,580
		277,560,718
Mortgage Real Estate Investment Trusts - 0.1%
MFA Financial, Inc.	565,700	4,135,267

TOTAL FINANCIALS		650,064,062

HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	203,200	9,078,976
Danaher Corp.	100,200	7,870,710
Zimmer Biomet Holdings, Inc.	232,100	24,463,340
		41,413,026
Health Care Providers & Services - 0.9%
Cigna Corp.	63,100	7,498,173
Laboratory Corp. of America Holdings (a)	150,600	18,876,204
		26,374,377
Pharmaceuticals - 2.8%
Endo International PLC (a)	348,100	6,526,875
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,836,400	78,487,736
		85,014,611

TOTAL HEALTH CARE		152,802,014

INDUSTRIALS - 10.5%
Aerospace & Defense - 0.2%
BWX Technologies, Inc.	155,470	6,097,533
Airlines - 1.0%
American Airlines Group, Inc.	538,900	21,879,340
JetBlue Airways Corp. (a)	541,200	9,460,176
		31,339,516
Building Products - 0.1%
Tyco International Ltd.	98,038	3,952,892
Commercial Services & Supplies - 0.9%
KAR Auction Services, Inc.	653,200	27,813,256
Construction & Engineering - 0.5%
AECOM (a)	520,370	14,492,305
Electrical Equipment - 0.9%
AMETEK, Inc.	585,500	25,820,550
Fortive Corp.	61,650	3,147,233
		28,967,783
Machinery - 4.5%
Allison Transmission Holdings, Inc.	1,619,300	47,429,297
Crane Co.	47,900	3,257,679
Ingersoll-Rand PLC	856,300	57,620,427
Stanley Black & Decker, Inc.	258,900	29,473,176
		137,780,579
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	120,600	8,193,564
Trading Companies & Distributors - 2.1%
AerCap Holdings NV (a)	1,525,900	62,729,749

TOTAL INDUSTRIALS		321,367,177

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	1,256,200	13,315,720
CommScope Holding Co., Inc. (a)	396,900	12,125,295
Harris Corp.	152,900	13,640,209
		39,081,224
Electronic Equipment & Components - 1.8%
Dell Technologies, Inc. (a)	405,824	19,921,900
TE Connectivity Ltd.	534,300	33,591,441
		53,513,341
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	863,300	44,330,455
CSRA, Inc.	115,600	2,900,404
Science Applications International Corp.	156,300	10,770,633
		58,001,492
Semiconductors & Semiconductor Equipment - 2.3%
Cypress Semiconductor Corp.	293,500	2,926,195
Lam Research Corp.	395,300	38,288,758
Micron Technology, Inc. (a)	362,300	6,217,068
ON Semiconductor Corp. (a)	2,052,700	23,955,009
		71,387,030
Software - 0.7%
Check Point Software Technologies Ltd. (a)	156,500	13,233,640
Citrix Systems, Inc. (a)	109,500	9,285,600
		22,519,240
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (a)	258,100	9,046,405
Western Digital Corp.	268,784	15,707,737
		24,754,142

TOTAL INFORMATION TECHNOLOGY		269,256,469

MATERIALS - 5.8%
Chemicals - 2.7%
CF Industries Holdings, Inc.	656,000	15,750,560
Eastman Chemical Co.	501,300	36,048,483
LyondellBasell Industries NV Class A	397,900	31,652,945
		83,451,988
Construction Materials - 0.4%
Eagle Materials, Inc.	151,600	12,275,052
Containers & Packaging - 1.8%
Graphic Packaging Holding Co.	1,885,400	23,567,500
WestRock Co.	635,700	29,362,983
		52,930,483
Metals & Mining - 0.9%
Franco-Nevada Corp.	241,800	15,826,155
Freeport-McMoRan, Inc.	266,100	2,974,998
Steel Dynamics, Inc.	194,100	5,329,986
United States Steel Corp. (b)	149,500	2,891,330
		27,022,469

TOTAL MATERIALS		175,679,992

REAL ESTATE - 13.4%
Equity Real Estate Investment Trusts (REITs) - 12.1%
American Tower Corp.	721,257	84,524,108
EastGroup Properties, Inc.	176,900	12,013,279
Equity Lifestyle Properties, Inc.	245,000	18,580,800
Essex Property Trust, Inc.	215,600	46,157,804
Lamar Advertising Co. Class A	453,100	28,749,195
Life Storage, Inc.	155,300	12,524,945
Mack-Cali Realty Corp.	2,657,300	68,239,464
NorthStar Realty Finance Corp.	915,000	13,285,800
Omega Healthcare Investors, Inc. (b)	306,200	9,746,346
Outfront Media, Inc.	69,569	1,496,429
Piedmont Office Realty Trust, Inc. Class A	789,300	16,164,864
Prologis, Inc.	204,900	10,687,584
Public Storage	58,200	12,438,504
Taubman Centers, Inc.	198,900	14,412,294
Ventas, Inc.	82,400	5,582,600
VEREIT, Inc.	590,300	5,548,820
Welltower, Inc.	120,100	8,230,453
		368,383,289
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	1,543,900	39,770,864

TOTAL REAL ESTATE		408,154,153

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	195,900	10,999,785
UTILITIES - 10.2%
Electric Utilities - 5.8%
American Electric Power Co., Inc.	626,700	40,635,228
Edison International	560,000	41,148,800
IDACORP, Inc.	395,500	31,003,245
NextEra Energy, Inc.	140,400	17,971,200
PPL Corp.	739,200	25,384,128
Xcel Energy, Inc.	491,900	20,438,445
		176,581,046
Gas Utilities - 0.5%
Atmos Energy Corp.	205,000	15,249,950
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	298,800	3,176,244
Multi-Utilities - 3.8%
CMS Energy Corp.	304,800	12,847,320
DTE Energy Co.	431,500	41,428,315
NiSource, Inc.	444,900	10,348,374
Public Service Enterprise Group, Inc.	105,900	4,456,272
Sempra Energy	451,200	48,323,520
		117,403,801

TOTAL UTILITIES		312,411,041

TOTAL COMMON STOCKS
(Cost $2,812,556,992)		3,011,412,727

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.41% (c)	52,698,377	52,714,186
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	42,326,913	42,335,379
TOTAL MONEY MARKET FUNDS
(Cost $95,032,893)		95,049,565
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $2,907,589,885)		3,106,462,292
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(51,463,567)
NET ASSETS - 100%		$3,054,998,725

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$173,553
Fidelity Securities Lending Cash Central Fund	363,903
Total	$537,456

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,918,342,203. Net unrealized appreciation aggregated $188,120,089, of which $316,861,125 related to appreciated investment securities and $128,741,036 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

October 31, 2016

ASE-QTLY-1216
1.884778.112

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Distributors - 0.2%
LKQ Corp. (a)	291,388	$9,406,005
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	1,791,045	40,477,617
Starbucks Corp.	416,838	22,121,593
		62,599,210
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	148,180	117,035,528
Liberty Interactive Corp. QVC Group Series A (a)	654,800	12,107,252
		129,142,780
Leisure Products - 0.3%
Mattel, Inc.	542,300	17,098,719
Media - 2.6%
Charter Communications, Inc. Class A (a)	192,069	47,996,122
Comcast Corp. Class A	292,813	18,101,700
DISH Network Corp. Class A (a)	12,600	737,856
Interpublic Group of Companies, Inc.	588,000	13,165,320
The Walt Disney Co.	753,817	69,871,298
		149,872,296
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	356,760	26,953,218
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	115,061	16,117,745
AutoZone, Inc. (a)	16,058	11,917,605
Home Depot, Inc.	588,779	71,836,926
L Brands, Inc.	680,572	49,130,493
Ross Stores, Inc.	653,879	40,893,593
TJX Companies, Inc.	79,598	5,870,353
		195,766,715
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	1,055,584	52,969,205
VF Corp.	790,794	42,868,943
		95,838,148

TOTAL CONSUMER DISCRETIONARY		686,677,091

CONSUMER STAPLES - 9.0%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	151,804	25,369,484
Monster Beverage Corp. (a)	163,466	23,594,682
The Coca-Cola Co.	1,455,354	61,707,010
		110,671,176
Food & Staples Retailing - 2.2%
CVS Health Corp.	712,981	59,961,702
Kroger Co.	1,150,500	35,642,490
Rite Aid Corp. (a)	1,233,000	8,273,430
Walgreens Boots Alliance, Inc.	274,229	22,686,965
		126,564,587
Food Products - 0.4%
Bunge Ltd.	155,200	9,623,952
Mead Johnson Nutrition Co. Class A	100,609	7,522,535
The Hain Celestial Group, Inc. (a)	150,000	5,455,500
		22,601,987
Household Products - 0.6%
Colgate-Palmolive Co.	501,607	35,794,676
Procter & Gamble Co.	1	87
		35,794,763
Personal Products - 0.8%
Coty, Inc. Class A	636,371	14,630,169
Estee Lauder Companies, Inc. Class A	325,200	28,334,676
Nu Skin Enterprises, Inc. Class A	21,616	1,332,626
		44,297,471
Tobacco - 3.1%
Altria Group, Inc.	971,030	64,204,504
Philip Morris International, Inc.	1,223,498	117,994,147
		182,198,651

TOTAL CONSUMER STAPLES		522,128,635

ENERGY - 6.8%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	473,600	26,237,440
Halliburton Co.	76,740	3,530,040
Oceaneering International, Inc.	228,500	5,438,300
Schlumberger Ltd.	582,700	45,584,621
		80,790,401
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	483,281	28,726,223
Apache Corp.	290,700	17,290,836
Cabot Oil & Gas Corp.	338,600	7,069,968
Chevron Corp.	371,329	38,896,713
Cimarex Energy Co.	111,993	14,461,656
Cobalt International Energy, Inc. (a)	739,600	698,256
ConocoPhillips Co.	617,700	26,839,065
Devon Energy Corp.	390,100	14,780,889
EOG Resources, Inc.	237,400	21,465,708
Exxon Mobil Corp.	559,624	46,627,872
Kinder Morgan, Inc.	207,900	4,247,397
Newfield Exploration Co. (a)	316,000	12,826,440
Parsley Energy, Inc. Class A (a)	305,400	10,047,660
Phillips 66 Co.	388,800	31,551,120
Pioneer Natural Resources Co.	119,900	21,464,498
Rice Energy, Inc. (a)	287,700	6,355,293
SM Energy Co.	314,200	10,566,546
		313,916,140

TOTAL ENERGY		394,706,541

FINANCIALS - 13.3%
Banks - 5.9%
Bank of America Corp.	5,063,987	83,555,786
Citigroup, Inc.	1,520,384	74,726,874
Comerica, Inc.	294,774	15,354,778
Huntington Bancshares, Inc.	3,144,157	33,328,064
JPMorgan Chase & Co.	321,434	22,262,519
M&T Bank Corp.	128,500	15,770,805
PNC Financial Services Group, Inc.	206,300	19,722,280
Regions Financial Corp.	1,713,800	18,354,798
Synovus Financial Corp.	270,851	8,957,043
U.S. Bancorp	971,378	43,478,879
Zions Bancorporation	205,500	6,619,155
		342,130,981
Capital Markets - 2.3%
BlackRock, Inc. Class A	109,418	37,337,798
CME Group, Inc.	145,600	14,574,560
E*TRADE Financial Corp. (a)	583,652	16,435,640
Goldman Sachs Group, Inc.	324,300	57,803,232
Legg Mason, Inc.	151,800	4,359,696
		130,510,926
Consumer Finance - 2.5%
Capital One Financial Corp.	1,616,705	119,700,838
SLM Corp. (a)	2,367,646	16,691,904
Synchrony Financial	322,300	9,214,557
		145,607,299
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	124	26,746,800
Class B (a)	130,903	18,889,303
		45,636,103
Insurance - 1.8%
Chubb Ltd.	479,354	60,877,958
Marsh & McLennan Companies, Inc.	484,500	30,712,455
Unum Group	373,400	13,218,360
		104,808,773
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	523	17,965

TOTAL FINANCIALS		768,712,047

HEALTH CARE - 12.5%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	227,700	29,714,850
Amgen, Inc.	427,265	60,312,727
Biogen, Inc. (a)	103,124	28,893,282
Celgene Corp. (a)	222,400	22,724,832
Gilead Sciences, Inc.	176,192	12,973,017
Regeneron Pharmaceuticals, Inc. (a)	64,600	22,288,292
Vertex Pharmaceuticals, Inc. (a)	250,600	19,010,516
		195,917,516
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	850,900	33,389,316
Boston Scientific Corp. (a)	2,828,232	62,221,104
Edwards Lifesciences Corp. (a)	142,100	13,530,762
Intuitive Surgical, Inc. (a)	41,300	27,756,904
Medtronic PLC	1,051,678	86,258,630
The Cooper Companies, Inc.	51,415	9,051,097
Zimmer Biomet Holdings, Inc.	140,000	14,756,000
		246,963,813
Health Care Providers & Services - 2.3%
Cigna Corp.	120,000	14,259,600
Henry Schein, Inc. (a)	163,361	24,373,461
Humana, Inc.	25,000	4,288,250
McKesson Corp.	53,554	6,810,462
UnitedHealth Group, Inc.	491,600	69,477,828
Universal Health Services, Inc. Class B	138,500	16,718,335
		135,927,936
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	372,600	16,234,182
Thermo Fisher Scientific, Inc.	199,800	29,376,594
		45,610,776
Pharmaceuticals - 1.7%
Allergan PLC (a)	226,804	47,388,428
Bristol-Myers Squibb Co.	597,500	30,418,725
Merck & Co., Inc.	275,000	16,148,000
Pfizer, Inc.	106,609	3,380,571
		97,335,724

TOTAL HEALTH CARE		721,755,765

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.6%
General Dynamics Corp.	328,400	49,503,016
Northrop Grumman Corp.	193,500	44,311,500
United Technologies Corp.	527,348	53,894,966
		147,709,482
Building Products - 0.3%
A.O. Smith Corp.	389,600	17,598,232
Construction & Engineering - 0.5%
AECOM (a)	1,072,935	29,881,240
Electrical Equipment - 1.1%
AMETEK, Inc.	867,569	38,259,793
Fortive Corp.	548,698	28,011,033
		66,270,826
Industrial Conglomerates - 1.8%
General Electric Co.	1,595,000	46,414,500
Honeywell International, Inc.	504,105	55,290,236
		101,704,736
Machinery - 2.0%
Allison Transmission Holdings, Inc.	256,200	7,504,098
Caterpillar, Inc.	557,700	46,545,642
IDEX Corp.	218,182	18,859,652
Wabtec Corp.	526,500	40,703,715
		113,613,107
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	376,950	30,762,890
Norfolk Southern Corp.	315,000	29,295,000
		60,057,890
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	749,005	24,717,165

TOTAL INDUSTRIALS		561,552,678

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (a)	77,400	2,364,570
Electronic Equipment & Components - 0.5%
Dell Technologies, Inc. (a)	5,609	275,346
Jabil Circuit, Inc.	1,309,014	27,934,359
Trimble, Inc. (a)	63,000	1,741,320
		29,951,025
Internet Software & Services - 5.3%
Alphabet, Inc. Class C (a)	223,166	175,082,654
Facebook, Inc. Class A (a)	702,200	91,981,178
Rackspace Hosting, Inc. (a)	100,029	3,194,926
Twitter, Inc. (a)	132,300	2,374,785
Yahoo!, Inc. (a)	765,400	31,802,370
		304,435,913
IT Services - 1.0%
Alliance Data Systems Corp.	42,900	8,771,763
Cognizant Technology Solutions Corp. Class A (a)	334,300	17,166,305
Fidelity National Information Services, Inc.	47,200	3,489,024
Global Payments, Inc.	336,700	24,417,484
Vantiv, Inc. (a)	113,200	6,606,352
		60,450,928
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	51,000	1,483,080
Broadcom Ltd.	296,300	50,453,964
Marvell Technology Group Ltd.	1,124,342	14,650,176
Maxim Integrated Products, Inc.	62,623	2,481,749
Micron Technology, Inc. (a)	502,700	8,626,332
NVIDIA Corp.	232,780	16,564,625
ON Semiconductor Corp. (a)	1,601,000	18,683,670
Qorvo, Inc. (a)	1,214,398	67,581,249
Qualcomm, Inc.	379,200	26,058,624
		206,583,469
Software - 6.4%
Activision Blizzard, Inc.	748,700	32,321,379
Adobe Systems, Inc. (a)	181,800	19,545,318
Autodesk, Inc. (a)	1,832,500	132,453,100
Electronic Arts, Inc. (a)	181,900	14,282,788
Microsoft Corp.	1,827,100	109,479,832
NetSuite, Inc. (a)	12,800	1,191,936
Parametric Technology Corp. (a)	243,600	11,556,384
Salesforce.com, Inc. (a)	454,563	34,164,955
ServiceNow, Inc. (a)	63,700	5,599,867
SS&C Technologies Holdings, Inc.	160,500	5,124,765
Tableau Software, Inc. (a)	21,700	1,042,685
Workday, Inc. Class A (a)	14,200	1,230,856
		367,993,865
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,706,042	193,704,005
HP, Inc.	2,857,000	41,397,930
Western Digital Corp.	27,276	1,594,009
		236,695,944

TOTAL INFORMATION TECHNOLOGY		1,208,475,714

MATERIALS - 3.1%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	648,925	44,639,551
Eastman Chemical Co.	255,103	18,344,457
Ecolab, Inc.	110,479	12,613,387
Monsanto Co.	162,900	16,415,433
PPG Industries, Inc.	202,400	18,849,512
W.R. Grace & Co.	192,800	12,909,888
		123,772,228
Construction Materials - 0.2%
Eagle Materials, Inc.	141,800	11,481,546
Containers & Packaging - 0.7%
Ball Corp.	116,400	8,970,948
Graphic Packaging Holding Co.	1,225,300	15,316,250
WestRock Co.	398,270	18,396,091
		42,683,289

TOTAL MATERIALS		177,937,063

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	330,100	38,684,419
Boston Properties, Inc.	149,300	17,987,664
Corrections Corp. of America	148,000	2,138,600
Digital Realty Trust, Inc.	126,400	11,809,552
Duke Realty LP	650,400	17,007,960
Equinix, Inc.	36,900	13,183,632
Equity Lifestyle Properties, Inc.	268,500	20,363,040
Extra Space Storage, Inc.	359,400	26,290,110
Gaming & Leisure Properties	300,700	9,871,981
NorthStar Realty Finance Corp.	504,800	7,329,696
Omega Healthcare Investors, Inc. (b)	214,800	6,837,084
Store Capital Corp.	614,500	16,769,705
The Macerich Co.	70,300	4,975,834
VEREIT, Inc.	1,910,100	17,954,940
		211,204,217
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	343,800	8,856,288

TOTAL REAL ESTATE		220,060,505

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	1,864,100	68,580,239
Level 3 Communications, Inc. (a)	292,330	16,414,330
SBA Communications Corp. Class A (a)	94,300	10,682,304
Verizon Communications, Inc.	353,493	17,003,013
Zayo Group Holdings, Inc. (a)	260,100	8,370,018
		121,049,904
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	386,663	19,228,751
Telephone & Data Systems, Inc.	156,208	4,036,415
		23,265,166

TOTAL TELECOMMUNICATION SERVICES		144,315,070

UTILITIES - 3.3%
Electric Utilities - 2.4%
Edison International	114,373	8,404,128
Exelon Corp.	715,000	24,360,050
FirstEnergy Corp.	275,500	9,446,895
Great Plains Energy, Inc.	338,700	9,632,628
NextEra Energy, Inc.	464,900	59,507,200
PG&E Corp.	461,467	28,666,330
		140,017,231
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	481,200	5,726,280
Multi-Utilities - 0.8%
Sempra Energy	439,844	47,107,292

TOTAL UTILITIES		192,850,803

TOTAL COMMON STOCKS
(Cost $4,260,771,200)		5,599,171,912
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% 11/3/16 (c)
(Cost $7,649,884)	7,650,000	7,649,962
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.41% (d)	165,071,974	$165,121,496
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	6,853,029	6,854,400
TOTAL MONEY MARKET FUNDS
(Cost $171,950,471)		171,975,896
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,440,371,555)		5,778,797,770
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,055,713
NET ASSETS - 100%		$5,781,853,483

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
717 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	76,005,585	$(698,096)

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,847,986.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$735,030
Fidelity Securities Lending Cash Central Fund	561,846
Total	$1,296,876

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$686,677,091	$686,677,091	$--	$--
Consumer Staples	522,128,635	522,128,635	--	--
Energy	394,706,541	394,706,541	--	--
Financials	768,712,047	768,712,047	--	--
Health Care	721,755,765	721,755,765	--	--
Industrials	561,552,678	561,552,678	--	--
Information Technology	1,208,475,714	1,208,475,714	--	--
Materials	177,937,063	177,937,063	--	--
Real Estate	220,060,505	220,060,505	--	--
Telecommunication Services	144,315,070	144,315,070	--	--
Utilities	192,850,803	192,850,803	--	--
U.S. Government and Government Agency Obligations	7,649,962	--	7,649,962	--
Money Market Funds	171,975,896	171,975,896	--	--
Total Investments in Securities:	$5,778,797,770	$5,771,147,808	$7,649,962	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(698,096)	$(698,096)	$--	$--
Total Liabilities	$(698,096)	$(698,096)	$--	$--
Total Derivative Instruments:	$(698,096)	$(698,096)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $4,449,962,366. Net unrealized appreciation aggregated $1,328,835,404, of which $1,450,670,357 related to appreciated investment securities and $121,834,953 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

October 31, 2016

LCV-QTLY-1216
1.809080.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.5%
Delphi Automotive PLC	54,500	$3,546,315
Household Durables - 0.7%
Whirlpool Corp.	32,830	4,918,591
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	153,614	2,840,323
Leisure Products - 0.2%
Mattel, Inc.	60,100	1,894,953
Media - 1.8%
Charter Communications, Inc. Class A (a)	7,355	1,837,941
Liberty Broadband Corp. Class C (a)	53,287	3,551,579
Time Warner, Inc.	16,177	1,439,591
Twenty-First Century Fox, Inc. Class A	237,700	6,244,379
		13,073,490
Multiline Retail - 1.0%
Target Corp.	106,834	7,342,701

TOTAL CONSUMER DISCRETIONARY		33,616,373

CONSUMER STAPLES - 8.6%
Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	80,345	5,625,757
Walgreens Boots Alliance, Inc.	126,840	10,493,473
		16,119,230
Food Products - 2.4%
ConAgra Foods, Inc.	133,100	6,412,758
The J.M. Smucker Co.	30,442	3,997,339
The Kraft Heinz Co.	80,600	7,169,370
		17,579,467
Household Products - 3.0%
Procter & Gamble Co.	249,380	21,646,184
Personal Products - 0.2%
Coty, Inc. Class A	58,900	1,354,111
Tobacco - 0.8%
Philip Morris International, Inc.	61,300	5,911,772

TOTAL CONSUMER STAPLES		62,610,764

ENERGY - 13.3%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	173,000	9,584,200
Dril-Quip, Inc. (a)	77,600	3,686,000
		13,270,200
Oil, Gas & Consumable Fuels - 11.5%
Cabot Oil & Gas Corp.	139,100	2,904,408
Cenovus Energy, Inc.	403,800	5,825,341
Cheniere Energy, Inc. (a)	242,500	9,142,250
Chevron Corp.	188,400	19,734,900
ConocoPhillips Co.	344,000	14,946,800
Diamondback Energy, Inc. (a)	74,200	6,773,718
Phillips 66 Co.	99,200	8,050,080
Suncor Energy, Inc.	553,800	16,618,542
		83,996,039

TOTAL ENERGY		97,266,239

FINANCIALS - 24.1%
Banks - 9.3%
CIT Group, Inc.	147,000	5,340,510
Comerica, Inc.	53,500	2,786,815
Cullen/Frost Bankers, Inc.	33,800	2,568,462
First Citizen Bancshares, Inc.	17,200	5,005,200
First Citizen Bancshares, Inc. Class A	10,000	2,910,000
JPMorgan Chase & Co.	111,800	7,743,268
PNC Financial Services Group, Inc.	50,700	4,846,920
Popular, Inc.	98,280	3,567,564
U.S. Bancorp	223,300	9,994,908
Wells Fargo & Co.	445,800	20,511,258
Zions Bancorporation	77,900	2,509,159
		67,784,064
Capital Markets - 3.1%
American Capital Ltd. (a)	70,000	1,189,300
Fortress Investment Group LLC	523,300	2,642,665
Franklin Resources, Inc.	78,000	2,625,480
Goldman Sachs Group, Inc.	53,600	9,553,664
Interactive Brokers Group, Inc.	150,800	5,005,052
NorthStar Asset Management Group, Inc.	120,000	1,644,000
		22,660,161
Consumer Finance - 0.7%
Discover Financial Services	71,000	3,999,430
Navient Corp.	105,787	1,351,958
		5,351,388
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	238,457	34,409,342
Insurance - 5.5%
AFLAC, Inc.	119,450	8,226,522
AMBAC Financial Group, Inc. (a)	180,000	3,321,000
Chubb Ltd.	109,400	13,893,800
Kansas City Life Insurance Co.	36,487	1,459,480
National Western Life Group, Inc.	8,350	1,798,590
Torchmark Corp.	104,725	6,640,612
Universal Insurance Holdings, Inc. (b)	212,500	4,526,250
		39,866,254
Thrifts & Mortgage Finance - 0.8%
Beneficial Bancorp, Inc.	64,785	939,383
Meridian Bancorp, Inc.	284,164	4,532,416
		5,471,799

TOTAL FINANCIALS		175,543,008

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	151,839	5,958,162
Medtronic PLC	118,420	9,712,808
Zimmer Biomet Holdings, Inc.	18,382	1,937,463
		17,608,433
Health Care Providers & Services - 0.8%
Aetna, Inc.	21,115	2,266,695
Anthem, Inc.	14,437	1,759,293
Cigna Corp.	14,632	1,738,721
		5,764,709
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	17,070	2,509,802
Pharmaceuticals - 6.8%
Allergan PLC (a)	19,740	4,124,476
Jazz Pharmaceuticals PLC (a)	47,627	5,213,728
Johnson & Johnson	161,802	18,767,414
Merck & Co., Inc.	189,359	11,119,160
Mylan N.V. (a)	31,900	1,164,350
Pfizer, Inc.	293,571	9,309,136
		49,698,264

TOTAL HEALTH CARE		75,581,208

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	157,707	2,775,643
Raytheon Co.	28,270	3,861,965
United Technologies Corp.	45,592	4,659,502
		11,297,110
Construction & Engineering - 1.1%
AECOM (a)	283,464	7,894,472
Electrical Equipment - 0.7%
Fortive Corp.	96,750	4,939,088
Industrial Conglomerates - 2.2%
General Electric Co.	546,476	15,902,452
Machinery - 1.5%
Caterpillar, Inc.	7,156	597,240
Deere & Co.	64,440	5,690,052
Flowserve Corp.	120,158	5,088,691
		11,375,983
Road & Rail - 1.3%
CSX Corp.	245,525	7,490,968
Union Pacific Corp.	22,699	2,001,598
		9,492,566

TOTAL INDUSTRIALS		60,901,671

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.2%
Cisco Systems, Inc.	455,600	13,977,808
Juniper Networks, Inc.	92,900	2,446,986
		16,424,794
Electronic Equipment & Components - 1.1%
Dell Technologies, Inc. (a)	91,600	4,496,644
Jabil Circuit, Inc.	167,364	3,571,548
		8,068,192
Internet Software & Services - 0.3%
Alphabet, Inc. Class A	2,400	1,943,760
IT Services - 0.7%
Amdocs Ltd.	67,200	3,927,840
Cognizant Technology Solutions Corp. Class A (a)	30,600	1,571,310
		5,499,150
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV (a)	32,000	3,200,000
Qualcomm, Inc.	144,200	9,909,424
		13,109,424
Software - 1.8%
Oracle Corp.	241,500	9,278,430
SS&C Technologies Holdings, Inc.	111,900	3,572,967
		12,851,397
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	79,400	9,015,076
HP, Inc.	335,900	4,867,191
		13,882,267

TOTAL INFORMATION TECHNOLOGY		71,778,984

MATERIALS - 2.8%
Chemicals - 2.1%
CF Industries Holdings, Inc.	85,300	2,048,053
E.I. du Pont de Nemours & Co.	105,000	7,222,950
Eastman Chemical Co.	52,300	3,760,893
Westlake Chemical Corp.	40,600	2,102,674
		15,134,570
Containers & Packaging - 0.4%
Ball Corp.	37,800	2,913,246
Metals & Mining - 0.3%
Compass Minerals International, Inc.	33,300	2,392,605

TOTAL MATERIALS		20,440,421

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
NexPoint Residential Trust, Inc.	25,546	476,177
NorthStar Realty Finance Corp.	160,000	2,323,200
		2,799,377
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.	54,350	2,753,915
Jones Lang LaSalle, Inc.	10,000	968,500
Kennedy-Wilson Holdings, Inc.	240,000	4,944,000
		8,666,415

TOTAL REAL ESTATE		11,465,792

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	421,700	15,514,343
SBA Communications Corp. Class A (a)	21,200	2,401,536
Verizon Communications, Inc.	182,800	8,792,680
		26,708,559
UTILITIES - 6.4%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	85,700	5,556,788
Edison International	71,200	5,231,776
NextEra Energy, Inc.	59,510	7,617,280
OGE Energy Corp.	100,600	3,122,624
PG&E Corp.	86,500	5,373,380
Xcel Energy, Inc.	114,400	4,753,320
		31,655,168
Multi-Utilities - 2.0%
CMS Energy Corp.	89,900	3,789,285
DTE Energy Co.	49,000	4,704,490
Sempra Energy	59,450	6,367,095
		14,860,870

TOTAL UTILITIES		46,516,038

TOTAL COMMON STOCKS
(Cost $651,922,681)		682,429,057

Nonconvertible Preferred Stocks - 0.8%
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,470,475)	225,866	5,861,223
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.32% 12/22/16 to 1/5/17 (c)
(Cost $359,885)	360,000	359,873
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.41% (d)	38,251,559	$38,263,034
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	3,676,636	3,677,372
TOTAL MONEY MARKET FUNDS
(Cost $41,939,978)		41,940,406
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $699,693,019)		730,590,559
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,181,877)
NET ASSETS - 100%		$729,408,682

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
76 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2016	7,748,960	$(12,121)

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $329,888.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,929
Fidelity Securities Lending Cash Central Fund	86,521
Total	$191,450

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$33,616,373	$33,616,373	$--	$--
Consumer Staples	62,610,764	62,610,764	--	--
Energy	97,266,239	97,266,239	--	--
Financials	175,543,008	175,543,008	--	--
Health Care	75,581,208	75,581,208	--	--
Industrials	60,901,671	60,901,671	--	--
Information Technology	71,778,984	71,778,984	--	--
Materials	20,440,421	20,440,421	--	--
Real Estate	17,327,015	17,327,015	--	--
Telecommunication Services	26,708,559	26,708,559	--	--
Utilities	46,516,038	46,516,038	--	--
U.S. Government and Government Agency Obligations	359,873	--	359,873	--
Money Market Funds	41,940,406	41,940,406	--	--
Total Investments in Securities:	$730,590,559	$730,230,686	$359,873	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(12,121)	$(12,121)	$--	$--
Total Liabilities	$(12,121)	$(12,121)	$--	$--
Total Derivative Instruments:	$(12,121)	$(12,121)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $705,047,256. Net unrealized appreciation aggregated $25,543,303, of which $66,496,806 related to appreciated investment securities and $40,953,503 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

October 31, 2016

ALDTI-QTLY-1216
1.950919.103

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.5%
Delphi Automotive PLC	81,570	$5,307,760
Household Durables - 0.7%
Whirlpool Corp.	49,089	7,354,514
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	229,772	4,248,484
Leisure Products - 0.2%
Mattel, Inc.	89,939	2,835,777
Media - 1.8%
Charter Communications, Inc. Class A (a)	10,886	2,720,303
Liberty Broadband Corp. Class C (a)	79,688	5,311,205
Time Warner, Inc.	24,300	2,162,457
Twenty-First Century Fox, Inc. Class A	355,460	9,337,934
		19,531,899
Multiline Retail - 1.0%
Target Corp.	159,719	10,977,487

TOTAL CONSUMER DISCRETIONARY		50,255,921

CONSUMER STAPLES - 8.7%
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	122,318	8,564,706
Walgreens Boots Alliance, Inc.	193,246	15,987,242
		24,551,948
Food Products - 2.4%
ConAgra Foods, Inc.	200,371	9,653,875
The J.M. Smucker Co.	45,458	5,969,090
The Kraft Heinz Co.	122,700	10,914,165
		26,537,130
Household Products - 3.0%
Procter & Gamble Co.	379,589	32,948,325
Personal Products - 0.2%
Coty, Inc. Class A	89,700	2,062,203
Tobacco - 0.8%
Philip Morris International, Inc.	93,463	9,013,572

TOTAL CONSUMER STAPLES		95,113,178

ENERGY - 13.4%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	330,481	18,308,647
Dril-Quip, Inc. (a)	127,821	6,071,498
		24,380,145
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	298,520	17,744,029
Cabot Oil & Gas Corp.	289,576	6,046,347
Cenovus Energy, Inc.	597,783	8,623,799
Cheniere Energy, Inc. (a)	188,900	7,121,530
Chevron Corp.	483,786	50,676,582
ConocoPhillips Co.	493,706	21,451,526
Phillips 66 Co.	126,800	10,289,820
		121,953,633

TOTAL ENERGY		146,333,778

FINANCIALS - 25.9%
Banks - 9.1%
Bank of America Corp.	772,900	12,752,850
CIT Group, Inc.	252,700	9,180,591
Citigroup, Inc.	149,700	7,357,755
Comerica, Inc.	9,600	500,064
Cullen/Frost Bankers, Inc.	4,300	326,757
JPMorgan Chase & Co.	47,900	3,317,554
PNC Financial Services Group, Inc.	140,400	13,422,240
Popular, Inc.	178,174	6,467,716
U.S. Bancorp	438,608	19,632,094
Wells Fargo & Co.	580,775	26,721,458
		99,679,079
Capital Markets - 3.5%
Brookfield Asset Management, Inc. Class A	49,300	1,726,401
Franklin Resources, Inc.	286,900	9,657,054
Goldman Sachs Group, Inc.	109,122	19,449,905
State Street Corp.	15,054	1,056,941
The Blackstone Group LP	271,100	6,785,633
		38,675,934
Consumer Finance - 3.3%
American Express Co.	81,400	5,406,588
Capital One Financial Corp.	205,586	15,221,587
Discover Financial Services	279,500	15,744,235
		36,372,410
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	294,939	42,559,698
Leucadia National Corp.	12,300	229,641
		42,789,339
Insurance - 5.7%
AFLAC, Inc.	174,000	11,983,380
Chubb Ltd.	124,847	15,855,569
Kansas City Life Insurance Co.	600	24,000
MetLife, Inc.	210,851	9,901,563
Reinsurance Group of America, Inc.	98,900	10,667,354
The Travelers Companies, Inc.	128,000	13,847,040
		62,278,906
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	376,535	3,900,903

TOTAL FINANCIALS		283,696,571

HEALTH CARE - 9.9%
Biotechnology - 0.0%
Prothena Corp. PLC (a)	9	430
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	228,766	8,976,778
Medtronic PLC	172,655	14,161,163
Zimmer Biomet Holdings, Inc.	25,785	2,717,739
		25,855,680
Health Care Providers & Services - 0.8%
Aetna, Inc.	30,126	3,234,026
Anthem, Inc.	21,319	2,597,933
Cigna Corp.	21,826	2,593,584
		8,425,543
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	24,007	3,529,749
Pharmaceuticals - 6.5%
Allergan PLC (a)	28,563	5,967,953
Jazz Pharmaceuticals PLC (a)	66,982	7,332,520
Johnson & Johnson	241,686	28,033,159
Merck & Co., Inc.	249,571	14,654,809
Mylan N.V. (a)	47,800	1,744,700
Pfizer, Inc.	412,996	13,096,103
		70,829,244

TOTAL HEALTH CARE		108,640,646

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	233,187	4,104,091
Raytheon Co.	42,366	5,787,619
United Technologies Corp.	68,398	6,990,276
		16,881,986
Construction & Engineering - 1.1%
AECOM (a)	419,418	11,680,791
Electrical Equipment - 0.7%
Fortive Corp.	144,856	7,394,899
Industrial Conglomerates - 2.2%
General Electric Co.	818,673	23,823,384
Machinery - 1.5%
Caterpillar, Inc.	10,722	894,858
Deere & Co.	96,480	8,519,184
Flowserve Corp.	179,333	7,594,753
		17,008,795
Road & Rail - 1.3%
CSX Corp.	363,329	11,085,168
Union Pacific Corp.	34,009	2,998,914
		14,084,082

TOTAL INDUSTRIALS		90,873,937

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	689,514	21,154,290
Juniper Networks, Inc.	138,800	3,655,992
		24,810,282
Electronic Equipment & Components - 1.2%
Dell Technologies, Inc. (a)	138,700	6,808,783
Jabil Circuit, Inc.	273,670	5,840,118
		12,648,901
Internet Software & Services - 0.2%
Alphabet, Inc. Class A	2,900	2,348,710
IT Services - 0.7%
Amdocs Ltd.	101,600	5,938,520
Cognizant Technology Solutions Corp. Class A (a)	44,700	2,295,345
		8,233,865
Semiconductors & Semiconductor Equipment - 1.9%
Maxim Integrated Products, Inc.	51	2,021
NXP Semiconductors NV (a)	52,857	5,285,700
Qualcomm, Inc.	224,793	15,447,775
		20,735,496
Software - 1.8%
Oracle Corp.	365,097	14,027,027
SS&C Technologies Holdings, Inc.	169,500	5,412,135
		19,439,162
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	120,224	13,650,233
HP, Inc.	511,913	7,417,619
		21,067,852

TOTAL INFORMATION TECHNOLOGY		109,284,268

MATERIALS - 2.9%
Chemicals - 2.2%
CF Industries Holdings, Inc.	135,200	3,246,152
E.I. du Pont de Nemours & Co.	161,900	11,137,101
Eastman Chemical Co.	81,287	5,845,348
Westlake Chemical Corp.	62,874	3,256,244
		23,484,845
Containers & Packaging - 0.4%
Ball Corp.	59,416	4,579,191
Metals & Mining - 0.3%
Compass Minerals International, Inc.	50,429	3,623,324

TOTAL MATERIALS		31,687,360

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	10,200	1,195,338
AvalonBay Communities, Inc.	25,300	4,330,854
Boston Properties, Inc.	28,100	3,385,488
Equity Residential (SBI)	69,600	4,297,800
Essex Property Trust, Inc.	13,900	2,975,851
General Growth Properties, Inc.	89,944	2,244,103
NorthStar Realty Finance Corp.	192,400	2,793,648
Public Storage	10,500	2,244,060
Simon Property Group, Inc.	13,900	2,584,844
The Macerich Co.	25,500	1,804,890
Vornado Realty Trust	38,200	3,544,196
		31,401,072
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	40,271	1,037,381

TOTAL REAL ESTATE		32,438,453

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	613,965	22,587,772
SBA Communications Corp. Class A (a)	32,200	3,647,616
Verizon Communications, Inc.	274,258	13,191,810
		39,427,198
UTILITIES - 6.6%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	133,008	8,624,239
Edison International	110,572	8,124,831
NextEra Energy, Inc.	92,567	11,848,576
OGE Energy Corp.	156,522	4,858,443
PG&E Corp.	134,200	8,336,504
Xcel Energy, Inc.	177,479	7,374,252
		49,166,845
Multi-Utilities - 2.1%
CMS Energy Corp.	139,802	5,892,654
DTE Energy Co.	76,022	7,298,872
Sempra Energy	92,431	9,899,360
		23,090,886

TOTAL UTILITIES		72,257,731

TOTAL COMMON STOCKS
(Cost $954,480,238)		1,060,009,041
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.3% 11/17/16 to 11/25/16(b)
(Cost $529,926)	530,000	529,956
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.41% (c)	37,097,998	$37,109,127
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	551,111	551,222
TOTAL MONEY MARKET FUNDS
(Cost $37,649,727)		37,660,349
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $992,659,891)		1,098,199,346
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,414,981)
NET ASSETS - 100%		$1,093,784,365

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2016	3,364,680	$(10,954)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $241,979.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,033
Fidelity Securities Lending Cash Central Fund	36,401
Total	$155,434

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$50,255,921	$50,255,921	$--	$--
Consumer Staples	95,113,178	95,113,178	--	--
Energy	146,333,778	146,333,778	--	--
Financials	283,696,571	283,696,571	--	--
Health Care	108,640,646	108,640,646	--	--
Industrials	90,873,937	90,873,937	--	--
Information Technology	109,284,268	109,284,268	--	--
Materials	31,687,360	31,687,360	--	--
Real Estate	32,438,453	32,438,453	--	--
Telecommunication Services	39,427,198	39,427,198	--	--
Utilities	72,257,731	72,257,731	--	--
U.S. Government and Government Agency Obligations	529,956	--	529,956	--
Money Market Funds	37,660,349	37,660,349	--	--
Total Investments in Securities:	$1,098,199,346	$1,097,669,390	$529,956	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(10,954)	$(10,954)	$--	$--
Total Liabilities	$(10,954)	$(10,954)	$--	$--
Total Derivative Instruments:	$(10,954)	$(10,954)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $995,272,353. Net unrealized appreciation aggregated $102,926,993, of which $146,874,061 related to appreciated investment securities and $43,947,068 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

October 31, 2016

LDT-QTLY-1216
1.950977.103

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.5%
Delphi Automotive PLC	617,349	$40,170,899
Household Durables - 0.7%
Whirlpool Corp.	372,800	55,852,896
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	1,739,444	32,162,320
Leisure Products - 0.2%
Mattel, Inc.	680,900	21,468,777
Media - 1.7%
Charter Communications, Inc. Class A (a)	82,576	20,634,917
Liberty Broadband Corp. Class C (a)	603,611	40,230,673
Time Warner, Inc.	183,700	16,347,463
Twenty-First Century Fox, Inc. Class A	2,691,040	70,693,621
		147,906,674
Multiline Retail - 1.0%
Target Corp.	1,209,209	83,108,935

TOTAL CONSUMER DISCRETIONARY		380,670,501

CONSUMER STAPLES - 8.6%
Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	937,573	65,648,861
Walgreens Boots Alliance, Inc.	1,481,325	122,550,017
		188,198,878
Food Products - 2.4%
ConAgra Foods, Inc.	1,536,650	74,035,797
The J.M. Smucker Co.	348,642	45,780,181
The Kraft Heinz Co.	941,100	83,710,845
		203,526,823
Household Products - 3.0%
Procter & Gamble Co.	2,911,515	252,719,502
Personal Products - 0.2%
Coty, Inc. Class A	688,100	15,819,419
Tobacco - 0.8%
Philip Morris International, Inc.	716,200	69,070,328

TOTAL CONSUMER STAPLES		729,334,950

ENERGY - 12.9%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	2,129,200	117,957,680
Dril-Quip, Inc. (a)	844,730	40,124,675
		158,082,355
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	2,275,300	135,243,832
Cabot Oil & Gas Corp.	2,207,500	46,092,600
Cenovus Energy, Inc.	4,557,100	65,742,105
Cheniere Energy, Inc. (a)	1,440,200	54,295,540
Chevron Corp.	3,687,614	386,277,566
ConocoPhillips Co.	3,763,600	163,528,420
Phillips 66 Co.	966,400	78,423,360
		929,603,423

TOTAL ENERGY		1,087,685,778

FINANCIALS - 23.4%
Banks - 8.8%
Bank of America Corp.	5,757,800	95,003,700
CIT Group, Inc.	1,864,600	67,740,918
Citigroup, Inc.	1,030,000	50,624,500
PNC Financial Services Group, Inc.	1,018,500	97,368,600
Popular, Inc.	1,059,152	38,447,218
U.S. Bancorp	3,063,192	137,108,474
Wells Fargo & Co.	5,540,625	254,924,156
		741,217,566
Capital Markets - 3.1%
Franklin Resources, Inc.	2,119,400	71,339,004
Goldman Sachs Group, Inc.	743,178	132,464,047
The Blackstone Group LP	2,343,500	58,657,805
		262,460,856
Consumer Finance - 2.8%
American Express Co.	234,355	15,565,859
Capital One Financial Corp.	1,415,914	104,834,273
Discover Financial Services	2,022,200	113,910,526
		234,310,658
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	2,118,061	305,636,202
Insurance - 5.1%
AFLAC, Inc.	1,224,681	84,343,780
Chubb Ltd.	850,561	108,021,247
MetLife, Inc.	1,514,249	71,109,133
Reinsurance Group of America, Inc.	664,100	71,629,826
The Travelers Companies, Inc.	919,500	99,471,510
		434,575,496

TOTAL FINANCIALS		1,978,200,778

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	1,978,500	77,636,340
Medtronic PLC	1,319,136	108,195,535
Zimmer Biomet Holdings, Inc.	262,700	27,688,580
		213,520,455
Health Care Providers & Services - 0.8%
Aetna, Inc.	220,700	23,692,145
Anthem, Inc.	162,700	19,826,622
Cigna Corp.	167,200	19,868,376
		63,387,143
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	236,300	34,743,189
Pharmaceuticals - 6.6%
Allergan PLC (a)	216,000	45,131,040
Jazz Pharmaceuticals PLC (a)	488,895	53,519,336
Johnson & Johnson	1,846,059	214,124,383
Merck & Co., Inc.	2,216,200	130,135,264
Mylan N.V. (a)	361,800	13,205,700
Pfizer, Inc.	3,310,698	104,982,234
		561,097,957

TOTAL HEALTH CARE		872,748,744

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	1,812,680	31,903,168
Raytheon Co.	329,647	45,033,077
United Technologies Corp.	531,767	54,346,587
		131,282,832
Construction & Engineering - 1.1%
AECOM (a)	3,262,593	90,863,215
Electrical Equipment - 0.7%
Fortive Corp.	1,126,900	57,528,245
Industrial Conglomerates - 2.2%
General Electric Co.	6,367,380	185,290,758
Machinery - 1.6%
Caterpillar, Inc.	83,298	6,952,051
Deere & Co.	750,558	66,274,271
Flowserve Corp.	1,382,514	58,549,468
		131,775,790
Road & Rail - 1.3%
CSX Corp.	2,826,395	86,233,311
Union Pacific Corp.	264,027	23,281,901
		109,515,212

TOTAL INDUSTRIALS		706,256,052

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 2.3%
Cisco Systems, Inc.	5,514,835	169,195,138
Juniper Networks, Inc.	1,122,400	29,564,016
		198,759,154
Electronic Equipment & Components - 1.2%
Dell Technologies, Inc. (a)	1,109,000	54,440,810
Jabil Circuit, Inc.	2,188,679	46,706,410
		101,147,220
Internet Software & Services - 0.3%
Alphabet, Inc. Class A	27,600	22,353,240
IT Services - 0.8%
Amdocs Ltd.	812,900	47,514,005
Cognizant Technology Solutions Corp. Class A (a)	357,900	18,378,165
		65,892,170
Semiconductors & Semiconductor Equipment - 2.0%
NXP Semiconductors NV (a)	422,900	42,290,000
Qualcomm, Inc.	1,797,400	123,517,328
		165,807,328
Software - 1.8%
Oracle Corp.	2,920,300	112,197,926
SS&C Technologies Holdings, Inc.	1,355,100	43,268,343
		155,466,269
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	961,300	109,146,002
HP, Inc.	4,098,300	59,384,367
		168,530,369

TOTAL INFORMATION TECHNOLOGY		877,955,750

MATERIALS - 2.9%
Chemicals - 2.2%
CF Industries Holdings, Inc.	1,020,700	24,507,007
E.I. du Pont de Nemours & Co.	1,250,000	85,987,500
Eastman Chemical Co.	622,200	44,742,402
Westlake Chemical Corp.	481,700	24,947,243
		180,184,152
Containers & Packaging - 0.4%
Ball Corp.	448,001	34,527,437
Metals & Mining - 0.3%
Compass Minerals International, Inc.	385,800	27,719,730

TOTAL MATERIALS		242,431,319

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	87,000	10,195,530
AvalonBay Communities, Inc.	269,383	46,112,982
Boston Properties, Inc.	303,714	36,591,463
Equity Residential (SBI)	790,840	48,834,370
Essex Property Trust, Inc.	105,100	22,500,859
General Growth Properties, Inc.	545,856	13,619,107
NorthStar Realty Finance Corp.	1,453,800	21,109,176
Public Storage	79,733	17,040,537
Simon Property Group, Inc.	175,200	32,580,192
The Macerich Co.	192,500	13,625,150
Vornado Realty Trust	268,900	24,948,542
Welltower, Inc.	305,800	20,956,474
		308,114,382
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	304,129	7,834,363

TOTAL REAL ESTATE		315,948,745

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	4,518,865	166,249,043
SBA Communications Corp. Class A (a)	244,900	27,742,272
Verizon Communications, Inc.	2,086,700	100,370,270
		294,361,585
UTILITIES - 6.6%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	1,017,900	66,000,636
Edison International	845,800	62,149,384
NextEra Energy, Inc.	708,100	90,636,800
OGE Energy Corp.	1,197,300	37,164,192
PG&E Corp.	1,027,000	63,797,240
Xcel Energy, Inc.	1,357,700	56,412,435
		376,160,687
Multi-Utilities - 2.1%
CMS Energy Corp.	1,069,800	45,092,070
DTE Energy Co.	581,900	55,868,219
Sempra Energy	707,168	75,737,693
		176,697,982

TOTAL UTILITIES		552,858,669

TOTAL COMMON STOCKS
(Cost $7,316,576,775)		8,038,452,871
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.33% 11/3/16 to 1/5/17 (b)
(Cost $4,148,585)	4,150,000	4,148,867
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.41% (c)	370,313,869	$370,424,963
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	2,574,247	2,574,761
TOTAL MONEY MARKET FUNDS
(Cost $372,891,808)		372,999,724
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $7,693,617,168)		8,415,601,462
NET OTHER ASSETS (LIABILITIES) - 0.3%		25,389,610
NET ASSETS - 100%		$8,440,991,072

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
618 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2016	63,011,280	$(143,973)

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,556,375.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,212,381
Fidelity Securities Lending Cash Central Fund	226,894
Total	$1,439,275

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$380,670,501	$380,670,501	$--	$--
Consumer Staples	729,334,950	729,334,950	--	--
Energy	1,087,685,778	1,087,685,778	--	--
Financials	1,978,200,778	1,978,200,778	--	--
Health Care	872,748,744	872,748,744	--	--
Industrials	706,256,052	706,256,052	--	--
Information Technology	877,955,750	877,955,750	--	--
Materials	242,431,319	242,431,319	--	--
Real Estate	315,948,745	315,948,745	--	--
Telecommunication Services	294,361,585	294,361,585	--	--
Utilities	552,858,669	552,858,669	--	--
U.S. Government and Government Agency Obligations	4,148,867	--	4,148,867	--
Money Market Funds	372,999,724	372,999,724	--	--
Total Investments in Securities:	$8,415,601,462	$8,411,452,595	$4,148,867	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(143,973)	$(143,973)	$--	$--
Total Liabilities	$(143,973)	$(143,973)	$--	$--
Total Derivative Instruments:	$(143,973)	$(143,973)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $7,715,106,290. Net unrealized appreciation aggregated $700,495,172, of which $1,043,029,518 related to appreciated investment securities and $342,534,346 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

October 31, 2016

EQU-QTLY-1216
1.809096.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 1.6%
Fiat Chrysler Automobiles NV	1,194,100	$8,743
Ford Motor Co.	2,389,200	28,049
General Motors Co.	2,976,700	94,064
		130,856
Hotels, Restaurants & Leisure - 0.9%
Dunkin' Brands Group, Inc.	1,209,000	58,467
Whitbread PLC	381,261	16,870
		75,337
Household Durables - 0.6%
M.D.C. Holdings, Inc.	1,005,400	23,838
Tupperware Brands Corp.	385,700	22,957
		46,795
Leisure Products - 0.8%
Mattel, Inc.	1,392,300	43,899
Polaris Industries, Inc. (a)	242,600	18,586
		62,485
Media - 1.8%
Comcast Corp. Class A	1,235,694	76,391
Daiichikosho Co. Ltd.	736,000	32,038
ITV PLC	5,871,300	12,253
Time Warner, Inc.	257,500	22,915
		143,597
Multiline Retail - 1.7%
Kohl's Corp.	642,824	28,124
Macy's, Inc.	969,200	35,366
Target Corp. (b)	1,044,609	71,796
		135,286
Specialty Retail - 0.7%
Foot Locker, Inc.	344,000	22,969
GNC Holdings, Inc.	546,543	7,340
L Brands, Inc.	145,700	10,518
Lewis Group Ltd.	2,117,300	6,283
Stage Stores, Inc. (a)	890,500	4,533
Williams-Sonoma, Inc. (a)	154,700	7,150
		58,793

TOTAL CONSUMER DISCRETIONARY		653,149

CONSUMER STAPLES - 8.4%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	53,395	5,543
The Coca-Cola Co.	1,139,900	48,332
		53,875
Food & Staples Retailing - 3.7%
CVS Health Corp.	1,476,100	124,140
Kroger Co.	353,700	10,958
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	7,633
Wal-Mart Stores, Inc.	990,191	69,333
Walgreens Boots Alliance, Inc.	842,920	69,735
Whole Foods Market, Inc.	649,800	18,383
		300,182
Food Products - 1.1%
B&G Foods, Inc. Class A	710,567	30,128
Flowers Foods, Inc. (a)	123,400	1,915
Hilton Food Group PLC	1,240,932	9,197
Sanderson Farms, Inc. (a)	99,500	8,953
The Hain Celestial Group, Inc. (c)	159,200	5,790
The Hershey Co. (b)	304,500	31,199
		87,182
Household Products - 2.8%
Kimberly-Clark Corp.	59,800	6,842
Procter & Gamble Co.	2,591,297	224,925
		231,767
Personal Products - 0.1%
Avon Products, Inc.	855,448	5,603
Unilever NV (NY Reg.)	165,700	6,930
		12,533

TOTAL CONSUMER STAPLES		685,539

ENERGY - 12.2%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	442,200	24,498
Halliburton Co.	518,300	23,842
National Oilwell Varco, Inc.	141,024	4,527
Oceaneering International, Inc.	240,300	5,719
Schlumberger Ltd.	359,900	28,155
Utica Shale Drilling Program (non-operating revenue interest) unit (d)(e)	7,559,643	7,560
		94,301
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	514,032	30,554
Apache Corp. (b)	803,601	47,798
Chevron Corp. (b)	2,474,972	259,253
ConocoPhillips Co.	2,277,600	98,962
CONSOL Energy, Inc.	948,334	16,074
Energy Transfer Equity LP	242,800	3,625
EQT Midstream Partners LP	19,800	1,482
Golar LNG Ltd.	271,100	5,934
Imperial Oil Ltd.	386,300	12,528
Kinder Morgan, Inc.	2,404,900	49,132
Legacy Reserves LP	1,845,900	2,953
MPLX LP	803,911	27,349
Noble Energy, Inc.	170,600	5,881
Suncor Energy, Inc.	3,138,400	94,178
The Williams Companies, Inc.	5,358,643	156,472
Williams Partners LP	2,252,869	80,698
		892,873

TOTAL ENERGY		987,174

FINANCIALS - 23.2%
Banks - 12.6%
Bank of America Corp.	8,703,000	143,600
Comerica, Inc.	827,372	43,098
Huntington Bancshares, Inc.	943,668	10,003
JPMorgan Chase & Co.	4,960,182	343,537
KeyCorp	3,277,216	46,274
Lakeland Financial Corp.	357,600	13,174
Lloyds Banking Group PLC	12,478,000	8,714
M&T Bank Corp.	801,578	98,378
Prosperity Bancshares, Inc.	76,700	4,255
Regions Financial Corp.	4,263,600	45,663
Standard Chartered PLC (United Kingdom)	1,432,566	12,483
SunTrust Banks, Inc.	1,262,000	57,080
U.S. Bancorp	2,152,122	96,329
Wells Fargo & Co.	2,183,850	100,479
		1,023,067
Capital Markets - 5.7%
Apollo Global Management LLC Class A	280,300	5,124
Apollo Investment Corp.	2,915,752	17,232
Ares Capital Corp. (a)	1,156,574	17,696
Ares Management LP	382,915	6,414
AURELIUS AG	259,170	15,443
KKR & Co. LP	6,563,065	93,130
Morgan Stanley	1,951,631	65,516
S&P Global, Inc.	127,300	15,512
State Street Corp.	1,464,599	102,829
The Blackstone Group LP	4,732,432	118,453
TPG Specialty Lending, Inc.	372,293	6,671
		464,020
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	14,186
Insurance - 4.3%
Chubb Ltd.	1,110,400	141,021
Marsh & McLennan Companies, Inc.	325,700	20,646
MetLife, Inc.	2,748,238	129,057
Prudential Financial, Inc.	694,077	58,851
		349,575
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	374,363	7,510
Annaly Capital Management, Inc.	654,113	6,777
Two Harbors Investment Corp.	1,137,678	9,477
		23,764
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	839,827	11,413

TOTAL FINANCIALS		1,886,025

HEALTH CARE - 10.1%
Biotechnology - 1.5%
AbbVie, Inc.	655,200	36,547
Amgen, Inc.	263,400	37,182
Gilead Sciences, Inc.	637,200	46,917
		120,646
Health Care Equipment & Supplies - 2.2%
Dentsply Sirona, Inc.	358,900	20,662
Hoya Corp.	469,200	19,619
Medtronic PLC	1,730,256	141,916
		182,197
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	43,500	3,059
Anthem, Inc.	29,900	3,644
HealthSouth Corp. warrants 1/17/17 (c)	468	1
McKesson Corp.	48,500	6,168
		12,872
Pharmaceuticals - 6.2%
Astellas Pharma, Inc.	1,918,500	28,474
Bristol-Myers Squibb Co.	328,900	16,744
GlaxoSmithKline PLC	3,922,300	77,482
Johnson & Johnson	1,939,848	225,003
Merck & Co., Inc.	775,500	45,537
Pfizer, Inc.	955,879	30,311
Sanofi SA	286,146	22,268
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,284,100	54,882
		500,701

TOTAL HEALTH CARE		816,416

INDUSTRIALS - 11.2%
Aerospace & Defense - 3.3%
General Dynamics Corp.	429,700	64,773
Raytheon Co.	319,000	43,579
The Boeing Co.	331,500	47,216
United Technologies Corp.	1,106,320	113,066
		268,634
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	136,156	9,275
PostNL NV (c)	6,981,000	32,891
United Parcel Service, Inc. Class B	1,272,973	137,176
		179,342
Airlines - 0.4%
Allegiant Travel Co.	18,200	2,510
Copa Holdings SA Class A	273,800	25,253
		27,763
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	1,022,700	43,547
Mears Group PLC	198,400	1,093
Waste Connection, Inc. (Canada)	127,597	9,576
		54,216
Electrical Equipment - 1.4%
AMETEK, Inc.	162,200	7,153
Eaton Corp. PLC	835,600	53,286
Emerson Electric Co.	828,887	42,008
Regal Beloit Corp.	179,923	10,633
		113,080
Industrial Conglomerates - 3.0%
General Electric Co.	7,648,055	222,558
Roper Technologies, Inc.	138,000	23,917
		246,475
Machinery - 0.1%
Allison Transmission Holdings, Inc.	243,700	7,138
Road & Rail - 0.1%
Norfolk Southern Corp.	90,800	8,444

TOTAL INDUSTRIALS		905,092

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 2.8%
Cisco Systems, Inc.	7,587,586	232,787
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (c)	459,103	22,537
TE Connectivity Ltd.	404,232	25,414
		47,951
IT Services - 1.1%
First Data Corp. Class A (c)	3,634,136	50,842
Paychex, Inc.	403,857	22,293
Sabre Corp.	563,000	14,542
		87,677
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	688,182	20,012
Maxim Integrated Products, Inc.	978,300	38,770
Qualcomm, Inc.	1,486,816	102,174
		160,956
Software - 1.7%
Micro Focus International PLC	1,788,200	46,861
Microsoft Corp.	1,424,816	85,375
SS&C Technologies Holdings, Inc.	121,600	3,883
		136,119
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	684,700	77,741
Inventec Corp.	8,110,000	6,354
Seagate Technology LLC	124,600	4,275
		88,370

TOTAL INFORMATION TECHNOLOGY		753,860

MATERIALS - 2.1%
Chemicals - 1.4%
LyondellBasell Industries NV Class A	459,600	36,561
Potash Corp. of Saskatchewan, Inc.	1,275,900	20,747
The Dow Chemical Co.	1,077,800	57,996
		115,304
Containers & Packaging - 0.7%
Packaging Corp. of America	317,400	26,186
WestRock Co.	690,000	31,871
		58,057

TOTAL MATERIALS		173,361

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	99,300	11,637
Cousins Properties, Inc.	1,589,400	12,350
Crown Castle International Corp.	394,400	35,886
Duke Realty LP	709,700	18,559
First Potomac Realty Trust	1,743,625	15,553
Parkway, Inc. (c)	65,545	1,181
Piedmont Office Realty Trust, Inc. Class A	970,000	19,866
Public Storage	109,700	23,445
Sabra Health Care REIT, Inc.	256,800	5,983
Ventas, Inc.	236,203	16,003
		160,463
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.4%
AT&T, Inc. (b)	3,227,789	118,750
Verizon Communications, Inc. (b)	3,270,660	157,319
		276,069
Wireless Telecommunication Services - 0.1%
KDDI Corp.	354,800	10,783

TOTAL TELECOMMUNICATION SERVICES		286,852

UTILITIES - 3.6%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	344,582	22,343
Entergy Corp.	540,700	39,839
Exelon Corp.	3,901,800	132,934
PPL Corp. (b)	1,137,600	39,065
Southern Co.	427,677	22,055
Xcel Energy, Inc.	334,000	13,878
		270,114
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	1,020,100	23,258

TOTAL UTILITIES		293,372

TOTAL COMMON STOCKS
(Cost $6,678,155)		7,601,303

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	24,600	617
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	1,313	1,010
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	16,700	1,380
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS (c)	17,500	1,064
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,565)		4,071
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.5%
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26 (f)	3,360	3,849
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	2,101	1,873
Chesapeake Energy Corp. 5.5% 9/15/26 (f)	2,150	2,018
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	10,910	8,053
		11,944
INDUSTRIALS - 0.0%
Airlines - 0.0%
JetBlue Airways Corp. Series D 6.75% 10/15/39	325	1,159
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	6,840	7,904
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	4,790	4,410
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV 1% 12/1/19	1,980	2,272
TOTAL INFORMATION TECHNOLOGY		14,586

TOTAL CONVERTIBLE BONDS		31,538

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Altice SA 7.625% 2/15/25 (f)	1,065	1,108
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	2,585	2,747
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (f)	3,240	2,560
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	7,720	1
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	1,735	1,673

TOTAL NONCONVERTIBLE BONDS		8,089

TOTAL CORPORATE BONDS
(Cost $47,935)		39,627
	Shares	Value (000s)

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.41% (h)	415,310,847	415,435
Fidelity Securities Lending Cash Central Fund 0.48% (h)(i)	38,175,210	38,183
TOTAL MONEY MARKET FUNDS
(Cost $453,513)		453,618
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $7,183,168)		8,098,619
NET OTHER ASSETS (LIABILITIES) - 0.2%		16,944
NET ASSETS - 100%		$8,115,563

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Apache Corp.	1/20/17 - $65.00	1,980	$570	$(387)
AT&T, Inc.	11/18/16 - $42.00	6,399	224	0
Chevron Corp.	1/20/17 - $105.00	10,563	1,722	(3,408)
PPL Corp.	1/20/17 - $38.00	5,321	159	(40)
Target Corp.	11/18/16 - $75.00	2,395	65	(20)
The Hershey Co.	1/20/17 - $100.00	449	82	(199)
Verizon Communications, Inc.	11/18/16 - $52.50	6,470	630	(7)
TOTAL WRITTEN OPTIONS			$3,452	$(4,061)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $84,154,000.

 (c) Non-income producing

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,560,000 or 0.1% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,335,000 or 0.3% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16	$7,560

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$906
Fidelity Securities Lending Cash Central Fund	379
Total	$1,285

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$653,149	$653,149	$--	$--
Consumer Staples	685,539	685,539	--	--
Energy	987,791	980,231	--	7,560
Financials	1,886,025	1,877,311	8,714	--
Health Care	817,426	689,202	128,224	--
Industrials	905,092	905,092	--	--
Information Technology	753,860	753,860	--	--
Materials	173,361	173,361	--	--
Real Estate	160,463	160,463	--	--
Telecommunication Services	288,232	277,449	10,783	--
Utilities	294,436	293,372	1,064	--
Corporate Bonds	39,627	--	37,753	1,874
Money Market Funds	453,618	453,618	--	--
Total Investments in Securities:	$8,098,619	$7,902,647	$186,538	$9,434
Derivative Instruments:
Liabilities
Written Options	$(4,061)	$(653)	$(3,408)	$--
Total Liabilities	$(4,061)	$(653)	$(3,408)	$--
Total Derivative Instruments:	$(4,061)	$(653)	$(3,408)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$186,858

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $7,217,792,000. Net unrealized appreciation aggregated $880,827,000, of which $1,343,040,000 related to appreciated investment securities and $462,213,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Equity-Income Fund

October 31, 2016

EDT-QTLY-1216
1.950997.103

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 1.7%
Fiat Chrysler Automobiles NV	1,915,600	$14,026,009
Ford Motor Co.	3,907,000	45,868,180
General Motors Co.	4,659,200	147,230,720
		207,124,909
Hotels, Restaurants & Leisure - 0.8%
Dunkin' Brands Group, Inc.	1,909,500	92,343,420
Household Durables - 0.6%
M.D.C. Holdings, Inc.	1,584,300	37,563,753
Tupperware Brands Corp.	606,000	36,069,120
		73,632,873
Leisure Products - 0.8%
Mattel, Inc.	2,335,300	73,632,009
Polaris Industries, Inc. (a)	393,200	30,123,052
		103,755,061
Media - 1.3%
Comcast Corp. Class A	2,089,003	129,142,165
Time Warner, Inc.	406,400	36,165,536
		165,307,701
Multiline Retail - 1.7%
Kohl's Corp.	1,004,935	43,965,906
Macy's, Inc.	1,549,800	56,552,202
Target Corp. (b)	1,675,847	115,180,964
		215,699,072
Specialty Retail - 0.7%
Foot Locker, Inc.	548,400	36,616,668
GNC Holdings, Inc.	857,347	11,514,170
L Brands, Inc.	230,800	16,661,452
Stage Stores, Inc.	1,323,200	6,735,088
Williams-Sonoma, Inc. (a)	247,400	11,434,828
		82,962,206

TOTAL CONSUMER DISCRETIONARY		940,825,242

CONSUMER STAPLES - 8.7%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	93,400	9,695,854
The Coca-Cola Co.	1,812,400	76,845,760
		86,541,614
Food & Staples Retailing - 3.7%
CVS Health Corp.	2,434,743	204,761,886
Kroger Co.	561,200	17,385,976
Wal-Mart Stores, Inc.	1,444,200	101,122,884
Walgreens Boots Alliance, Inc.	1,311,135	108,470,199
Whole Foods Market, Inc.	1,017,000	28,770,930
		460,511,875
Food Products - 1.0%
B&G Foods, Inc. Class A	1,059,079	44,904,950
Flowers Foods, Inc. (a)	191,600	2,973,632
Sanderson Farms, Inc. (a)	155,600	14,000,888
The Hain Celestial Group, Inc. (c)	248,537	9,039,291
The Hershey Co. (b)	474,400	48,607,024
		119,525,785
Household Products - 3.2%
Kimberly-Clark Corp.	94,900	10,857,509
Procter & Gamble Co.	4,404,700	382,327,960
		393,185,469
Personal Products - 0.1%
Avon Products, Inc.	1,330,950	8,717,723
Unilever NV (NY Reg.)	262,900	10,994,478
		19,712,201

TOTAL CONSUMER STAPLES		1,079,476,944

ENERGY - 12.7%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	720,800	39,932,320
Halliburton Co.	844,900	38,865,400
National Oilwell Varco, Inc.	316,565	10,161,737
Oceaneering International, Inc.	443,500	10,555,300
Schlumberger Ltd.	926,000	72,440,980
Utica Shale Drilling Program (non-operating revenue interest) unit (d)(e)	11,578,893	11,578,893
		183,534,630
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	1,794,691	106,676,433
Apache Corp. (b)	1,885,541	112,151,979
Chevron Corp. (b)	4,085,403	427,945,964
ConocoPhillips Co.	3,640,700	158,188,415
CONSOL Energy, Inc.	1,548,301	26,243,702
Energy Transfer Equity LP	422,400	6,306,432
EQT Midstream Partners LP	31,500	2,358,405
Golar LNG Ltd.	389,944	8,535,874
Imperial Oil Ltd.	228,800	7,420,264
Kinder Morgan, Inc.	4,141,900	84,619,017
Legacy Reserves LP	2,352,000	3,763,200
MPLX LP	1,291,012	43,920,228
Noble Energy, Inc.	259,100	8,931,177
Suncor Energy, Inc.	211,500	6,346,735
The Williams Companies, Inc.	8,973,133	262,015,484
Williams Partners LP	3,636,985	130,276,803
		1,395,700,112

TOTAL ENERGY		1,579,234,742

FINANCIALS - 24.1%
Banks - 13.1%
Bank of America Corp.	13,809,100	227,850,150
Comerica, Inc.	1,592,000	82,927,280
Huntington Bancshares, Inc.	1,212,939	12,857,153
JPMorgan Chase & Co.	6,831,830	473,172,542
KeyCorp	5,255,768	74,211,444
M&T Bank Corp.	1,795,600	220,373,988
Prosperity Bancshares, Inc.	120,000	6,656,400
Regions Financial Corp.	6,512,400	69,747,804
SunTrust Banks, Inc.	1,956,800	88,506,064
U.S. Bancorp	3,518,200	157,474,632
Wells Fargo & Co.	4,710,500	216,730,105
		1,630,507,562
Capital Markets - 5.5%
Apollo Global Management LLC Class A	1,659,300	30,332,004
Apollo Investment Corp. (a)	5,067,419	29,948,446
Ares Capital Corp. (a)	1,923,919	29,435,961
Ares Management LP	518,614	8,686,785
KKR & Co. LP	6,601,393	93,673,767
Morgan Stanley	3,735,000	125,383,950
State Street Corp.	2,281,700	160,198,157
The Blackstone Group LP	7,879,139	197,214,849
TPG Specialty Lending, Inc.	465,752	8,346,276
		683,220,195
Insurance - 5.0%
Chubb Ltd.	1,764,984	224,152,968
Marsh & McLennan Companies, Inc.	530,800	33,647,412
MetLife, Inc.	4,950,711	232,485,389
Prudential Financial, Inc.	1,517,009	128,627,193
		618,912,962
Mortgage Real Estate Investment Trusts - 0.4%
Agnc Investment Corp.	633,925	12,716,536
Annaly Capital Management, Inc.	1,193,504	12,364,701
Two Harbors Investment Corp.	1,960,369	16,329,874
		41,411,111
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	1,200,292	16,311,968

TOTAL FINANCIALS		2,990,363,798

HEALTH CARE - 9.4%
Biotechnology - 1.9%
AbbVie, Inc.	1,230,800	68,654,024
Amgen, Inc.	627,577	88,588,769
Gilead Sciences, Inc.	1,102,000	81,140,260
		238,383,053
Health Care Equipment & Supplies - 2.6%
Dentsply Sirona, Inc.	671,900	38,681,283
Medtronic PLC	3,477,902	285,257,522
		323,938,805
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	69,100	4,859,112
Anthem, Inc.	47,400	5,776,164
McKesson Corp.	77,500	9,855,675
		20,490,951
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	517,700	26,356,107
Johnson & Johnson	3,327,800	385,991,522
Merck & Co., Inc.	1,218,800	71,567,936
Pfizer, Inc.	1,534,677	48,664,608
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,309,700	55,976,578
		588,556,751

TOTAL HEALTH CARE		1,171,369,560

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.2%
General Dynamics Corp.	677,500	102,126,350
Raytheon Co.	500,800	68,414,288
The Boeing Co.	584,200	83,207,606
United Technologies Corp.	1,353,800	138,358,360
		392,106,604
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	212,517	14,476,658
United Parcel Service, Inc. Class B	2,045,300	220,401,528
		234,878,186
Airlines - 0.0%
Allegiant Travel Co.	28,900	3,985,310
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	1,811,100	77,116,638
Waste Connection, Inc. (Canada)	212,348	15,935,995
		93,052,633
Electrical Equipment - 1.4%
AMETEK, Inc.	257,500	11,355,750
Eaton Corp. PLC	1,433,000	91,382,410
Emerson Electric Co.	958,440	48,573,739
Regal Beloit Corp.	282,851	16,716,494
		168,028,393
Industrial Conglomerates - 3.1%
General Electric Co.	13,354,836	388,625,728
Machinery - 0.1%
Allison Transmission Holdings, Inc.	406,400	11,903,456
Road & Rail - 0.1%
Norfolk Southern Corp.	152,000	14,136,000

TOTAL INDUSTRIALS		1,306,716,310

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	12,552,249	385,102,999
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (c)	711,995	34,951,835
TE Connectivity Ltd.	684,608	43,041,305
		77,993,140
IT Services - 1.1%
First Data Corp. Class A (c)	5,791,600	81,024,484
Paychex, Inc.	628,738	34,706,338
Sabre Corp.	892,800	23,061,024
		138,791,846
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	1,114,171	32,400,093
Maxim Integrated Products, Inc.	1,534,500	60,812,235
Qualcomm, Inc.	2,386,481	163,998,974
		257,211,302
Software - 1.1%
Microsoft Corp.	2,186,200	130,997,104
SS&C Technologies Holdings, Inc.	192,000	6,130,560
		137,127,664
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	1,077,500	122,339,350
Seagate Technology LLC	201,300	6,906,603
		129,245,953

TOTAL INFORMATION TECHNOLOGY		1,125,472,904

MATERIALS - 2.2%
Chemicals - 1.4%
CF Industries Holdings, Inc.	1,024,400	24,595,844
LyondellBasell Industries NV Class A	713,500	56,758,925
The Dow Chemical Co.	1,713,300	92,192,673
		173,547,442
Containers & Packaging - 0.8%
Packaging Corp. of America	574,900	47,429,250
WestRock Co.	1,272,600	58,781,394
		106,210,644

TOTAL MATERIALS		279,758,086

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	156,800	18,375,392
Cousins Properties, Inc.	2,207,100	17,149,167
Crown Castle International Corp.	617,100	56,149,929
Duke Realty LP	1,126,700	29,463,205
First Potomac Realty Trust	1,835,475	16,372,437
Parkway, Inc. (c)	88,310	1,591,346
Piedmont Office Realty Trust, Inc. Class A	1,479,737	30,305,014
Public Storage	174,700	37,336,884
Sabra Health Care REIT, Inc.	423,700	9,872,210
Ventas, Inc.	279,300	18,922,575
		235,538,159
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. (b)	5,374,108	197,713,433
Verizon Communications, Inc. (b)	5,642,039	271,382,076
		469,095,509
UTILITIES - 3.8%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	530,601	34,404,169
Entergy Corp.	890,300	65,597,304
Exelon Corp.	6,111,000	208,201,770
PPL Corp. (b)	1,924,500	66,087,330
Southern Co.	782,338	40,345,171
Xcel Energy, Inc.	481,400	20,002,170
		434,637,914
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	1,550,000	35,340,000

TOTAL UTILITIES		469,977,914

TOTAL COMMON STOCKS
(Cost $10,648,981,051)		11,647,829,168

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.41% (f)	673,926,908	674,129,086
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)	70,941,226	70,955,415
TOTAL MONEY MARKET FUNDS
(Cost $744,940,787)		745,084,501
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $11,393,921,838)		12,392,913,669
NET OTHER ASSETS (LIABILITIES) - 0.2%		29,051,060
NET ASSETS - 100%		$12,421,964,729

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apache Corp.	1/20/17 - $65.00	4,658	$1,341,474	$(910,639)
AT&T, Inc.	11/18/16 - $42.00	10,683	373,905	(389)
Chevron Corp.	1/20/17 - $105.00	17,482	2,849,566	(5,640,438)
PPL Corp.	1/20/17 - $38.00	9,036	271,074	(67,770)
Target Corp.	11/18/16 - $75.00	3,852	104,002	(32,742)
The Hershey Co.	1/20/17 - $100.00	700	127,397	(309,750)
Verizon Communications, Inc.	11/18/16 - $52.50	11,191	1,089,870	(11,191)
TOTAL WRITTEN OPTIONS			$6,157,288	$(6,972,919)

Security Type Abbreviations

ELS – Equity Linked Security

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $148,769,031.

 (c) Non-income producing

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,578,893 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16	$11,578,893

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,595,551
Fidelity Securities Lending Cash Central Fund	410,102
Total	$2,005,653

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stage Stores, Inc.	$12,441,542	$11,997	$965,731	$621,489	$--
Total	$12,441,542	$11,997	$965,731	$621,489	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$940,825,242	$940,825,242	$--	$--
Consumer Staples	1,079,476,944	1,079,476,944	--	--
Energy	1,579,234,742	1,567,655,849	--	11,578,893
Financials	2,990,363,798	2,990,363,798	--	--
Health Care	1,171,369,560	1,171,369,560	--	--
Industrials	1,306,716,310	1,306,716,310	--	--
Information Technology	1,125,472,904	1,125,472,904	--	--
Materials	279,758,086	279,758,086	--	--
Real Estate	235,538,159	235,538,159	--	--
Telecommunication Services	469,095,509	469,095,509	--	--
Utilities	469,977,914	469,977,914	--	--
Money Market Funds	745,084,501	745,084,501	--	--
Total Investments in Securities:	$12,392,913,669	$12,381,334,776	$--	$11,578,893
Derivative Instruments:
Liabilities
Written Options	$(6,972,919)	$(1,332,092)	$(5,640,827)	$--
Total Liabilities	$(6,972,919)	$(1,332,092)	$(5,640,827)	$--
Total Derivative Instruments:	$(6,972,919)	$(1,332,092)	$(5,640,827)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $11,432,682,081. Net unrealized appreciation aggregated $960,231,588, of which $1,519,677,094 related to appreciated investment securities and $559,445,506 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity-Income Fund

October 31, 2016

AEDTI-QTLY-1216
1.950934.103

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 1.7%
Fiat Chrysler Automobiles NV	255,400	$1,870,037
Ford Motor Co.	517,400	6,074,276
General Motors Co.	625,200	19,756,320
		27,700,633
Hotels, Restaurants & Leisure - 0.8%
Dunkin' Brands Group, Inc. (a)	257,500	12,452,700
Household Durables - 0.6%
M.D.C. Holdings, Inc.	215,400	5,107,134
Tupperware Brands Corp.	78,500	4,672,320
		9,779,454
Leisure Products - 0.8%
Mattel, Inc.	309,200	9,749,076
Polaris Industries, Inc. (a)	50,500	3,868,805
		13,617,881
Media - 1.3%
Comcast Corp. Class A	280,328	17,329,877
Time Warner, Inc.	53,600	4,769,864
		22,099,741
Multiline Retail - 1.8%
Kohl's Corp.	136,602	5,976,338
Macy's, Inc.	207,400	7,568,026
Target Corp. (b)	224,897	15,457,171
		29,001,535
Specialty Retail - 0.7%
Foot Locker, Inc.	70,500	4,707,285
GNC Holdings, Inc.	129,300	1,736,499
L Brands, Inc.	31,600	2,281,204
Stage Stores, Inc. (a)	196,300	999,167
Williams-Sonoma, Inc. (a)	33,200	1,534,504
		11,258,659

TOTAL CONSUMER DISCRETIONARY		125,910,603

CONSUMER STAPLES - 8.8%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	12,800	1,328,768
The Coca-Cola Co.	240,000	10,176,000
		11,504,768
Food & Staples Retailing - 3.7%
CVS Health Corp.	326,687	27,474,377
Kroger Co.	75,800	2,348,284
Wal-Mart Stores, Inc.	191,342	13,397,767
Walgreens Boots Alliance, Inc.	176,686	14,617,233
Whole Foods Market, Inc.	133,100	3,765,399
		61,603,060
Food Products - 1.0%
B&G Foods, Inc. Class A	138,055	5,853,532
Flowers Foods, Inc. (a)	27,400	425,248
Sanderson Farms, Inc. (a)	22,100	1,988,558
The Hain Celestial Group, Inc. (c)	35,000	1,272,950
The Hershey Co. (b)	64,500	6,608,670
		16,148,958
Household Products - 3.2%
Kimberly-Clark Corp.	12,800	1,464,448
Procter & Gamble Co.	590,981	51,297,151
		52,761,599
Personal Products - 0.2%
Avon Products, Inc.	190,300	1,246,465
Unilever NV (NY Reg.)	35,500	1,484,610
		2,731,075

TOTAL CONSUMER STAPLES		144,749,460

ENERGY - 12.8%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	98,000	5,429,200
Halliburton Co.	114,900	5,285,400
National Oilwell Varco, Inc.	41,500	1,332,150
Oceaneering International, Inc.	65,500	1,558,900
Schlumberger Ltd.	122,600	9,590,998
Utica Shale Drilling Program (non-operating revenue interest) unit (d)(e)	1,544,116	1,544,116
		24,740,764
Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	237,759	14,132,395
Apache Corp. (b)	248,495	14,780,483
Chevron Corp. (b)	548,169	57,420,703
ConocoPhillips Co.	482,900	20,982,005
CONSOL Energy, Inc.	208,806	3,539,262
Energy Transfer Equity LP	56,900	849,517
EQT Midstream Partners LP	4,300	321,941
Golar LNG Ltd.	57,389	1,256,245
Imperial Oil Ltd.	30,500	989,152
Kinder Morgan, Inc.	544,100	11,115,963
Legacy Reserves LP	347,700	556,320
MPLX LP	175,529	5,971,497
Noble Energy, Inc.	37,900	1,306,413
Suncor Energy, Inc.	28,200	846,231
The Williams Companies, Inc.	1,204,000	35,156,800
Williams Partners LP	491,351	17,600,193
		186,825,120

TOTAL ENERGY		211,565,884

FINANCIALS - 24.4%
Banks - 13.3%
Bank of America Corp.	1,852,900	30,572,850
Comerica, Inc.	216,000	11,251,440
Huntington Bancshares, Inc.	161,800	1,715,080
JPMorgan Chase & Co.	916,630	63,485,793
KeyCorp	713,128	10,069,367
M&T Bank Corp.	240,370	29,500,610
Prosperity Bancshares, Inc.	17,200	954,084
Regions Financial Corp.	883,600	9,463,356
SunTrust Banks, Inc.	265,500	12,008,565
U.S. Bancorp	472,121	21,132,136
Wells Fargo & Co.	632,049	29,080,574
		219,233,855
Capital Markets - 5.6%
Apollo Global Management LLC Class A	213,400	3,900,952
Apollo Investment Corp. (a)	658,900	3,894,099
Ares Capital Corp. (a)	249,152	3,812,026
Ares Management LP	79,057	1,324,205
KKR & Co. LP	949,004	13,466,367
Morgan Stanley	503,700	16,909,209
State Street Corp.	306,200	21,498,302
The Blackstone Group LP	1,057,200	26,461,716
TPG Specialty Lending, Inc.	73,411	1,315,525
		92,582,401
Insurance - 5.0%
Chubb Ltd.	236,793	30,072,711
Marsh & McLennan Companies, Inc.	67,700	4,291,503
MetLife, Inc.	664,251	31,193,227
Prudential Financial, Inc.	200,992	17,042,112
		82,599,553
Mortgage Real Estate Investment Trusts - 0.4%
Agnc Investment Corp.	87,073	1,746,684
Annaly Capital Management, Inc.	162,000	1,678,320
Two Harbors Investment Corp.	279,600	2,329,068
		5,754,072
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	154,862	2,104,575

TOTAL FINANCIALS		402,274,456

HEALTH CARE - 9.5%
Biotechnology - 1.9%
AbbVie, Inc.	161,700	9,019,626
Amgen, Inc.	83,100	11,730,396
Gilead Sciences, Inc.	144,900	10,668,987
		31,419,009
Health Care Equipment & Supplies - 2.6%
Dentsply Sirona, Inc.	87,600	5,043,132
Medtronic PLC	466,674	38,276,601
		43,319,733
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	9,300	653,976
Anthem, Inc.	6,400	779,904
McKesson Corp.	10,400	1,322,568
		2,756,448
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	68,200	3,472,062
Johnson & Johnson	446,493	51,788,723
Merck & Co., Inc.	161,400	9,477,408
Pfizer, Inc.	205,436	6,514,376
Teva Pharmaceutical Industries Ltd. sponsored ADR	173,400	7,411,116
		78,663,685

TOTAL HEALTH CARE		156,158,875

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.2%
General Dynamics Corp.	89,800	13,536,452
Raytheon Co.	66,300	9,057,243
The Boeing Co.	78,800	11,223,484
United Technologies Corp.	181,600	18,559,520
		52,376,699
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	28,643	1,951,161
United Parcel Service, Inc. Class B	274,400	29,569,344
		31,520,505
Airlines - 0.0%
Allegiant Travel Co.	3,900	537,810
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	239,850	10,212,813
Waste Connection, Inc. (Canada)	28,841	2,164,419
		12,377,232
Electrical Equipment - 1.4%
AMETEK, Inc.	34,800	1,534,680
Eaton Corp. PLC	189,900	12,109,923
Emerson Electric Co.	128,200	6,497,176
Regal Beloit Corp.	38,834	2,295,089
		22,436,868
Industrial Conglomerates - 3.2%
General Electric Co.	1,791,933	52,145,250
Machinery - 0.1%
Allison Transmission Holdings, Inc.	53,300	1,561,157
Road & Rail - 0.1%
Norfolk Southern Corp.	20,400	1,897,200

TOTAL INDUSTRIALS		174,852,721

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,684,259	51,673,066
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (c)	95,788	4,702,233
TE Connectivity Ltd.	93,024	5,848,419
		10,550,652
IT Services - 1.1%
First Data Corp. Class A (c)	760,800	10,643,592
Paychex, Inc.	83,796	4,625,539
Sabre Corp.	120,700	3,117,681
		18,386,812
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	146,186	4,251,089
Maxim Integrated Products, Inc.	203,200	8,052,816
Qualcomm, Inc.	318,810	21,908,623
		34,212,528
Software - 1.1%
Microsoft Corp.	288,700	17,298,904
SS&C Technologies Holdings, Inc.	26,600	849,338
		18,148,242
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	142,700	16,202,158
Seagate Technology LLC	27,800	953,818
		17,155,976

TOTAL INFORMATION TECHNOLOGY		150,127,276

MATERIALS - 2.3%
Chemicals - 1.4%
CF Industries Holdings, Inc.	138,100	3,315,781
LyondellBasell Industries NV Class A	95,400	7,589,070
The Dow Chemical Co.	225,200	12,118,012
		23,022,863
Containers & Packaging - 0.9%
Packaging Corp. of America	78,100	6,443,250
WestRock Co.	168,500	7,783,015
		14,226,265

TOTAL MATERIALS		37,249,128

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	21,300	2,496,147
Cousins Properties, Inc.	311,400	2,419,578
Crown Castle International Corp.	82,600	7,515,774
Duke Realty LP	145,900	3,815,285
First Potomac Realty Trust	254,915	2,273,842
Parkway, Inc. (c)	12,716	229,142
Piedmont Office Realty Trust, Inc. Class A	188,400	3,858,432
Public Storage	22,800	4,872,816
Sabra Health Care REIT, Inc.	64,500	1,502,850
Ventas, Inc.	38,000	2,574,500
		31,558,366
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. (b)	721,091	26,528,938
Verizon Communications, Inc. (b)	757,090	36,416,029
		62,944,967
UTILITIES - 3.8%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	68,545	4,444,458
Entergy Corp.	118,000	8,694,240
Exelon Corp.	820,000	27,937,400
PPL Corp. (b)	254,900	8,753,266
Southern Co.	102,634	5,292,835
Xcel Energy, Inc.	67,300	2,796,315
		57,918,514
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	200,700	4,575,960

TOTAL UTILITIES		62,494,474

TOTAL COMMON STOCKS
(Cost $1,425,580,441)		1,559,886,210

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.41% (f)	81,898,079	81,922,648
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)	16,928,825	16,932,210
TOTAL MONEY MARKET FUNDS
(Cost $98,836,187)		98,854,858
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,524,416,628)		1,658,741,068
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(11,056,968)
NET ASSETS - 100%		$1,647,684,100

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apache Corp.	1/20/17 - $65.00	617	$177,692	$(120,624)
AT&T, Inc.	11/18/16 - $42.00	1,441	50,435	(52)
Chevron Corp.	1/20/17 - $105.00	2,357	384,191	(760,469)
PPL Corp.	1/20/17 - $38.00	1,196	35,879	(8,970)
Target Corp.	11/18/16 - $75.00	519	14,013	(4,412)
The Hershey Co.	1/20/17 - $100.00	94	17,108	(41,595)
Verizon Communications, Inc.	11/18/16 - $52.50	1,509	146,959	(1,509)
TOTAL WRITTEN OPTIONS			$826,277	$(937,631)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $19,565,481.

 (c) Non-income producing

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,544,116 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16	$1,544,116

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$192,832
Fidelity Securities Lending Cash Central Fund	75,781
Total	$268,613

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$125,910,603	$125,910,603	$--	$--
Consumer Staples	144,749,460	144,749,460	--	--
Energy	211,565,884	210,021,768	--	1,544,116
Financials	402,274,456	402,274,456	--	--
Health Care	156,158,875	156,158,875	--	--
Industrials	174,852,721	174,852,721	--	--
Information Technology	150,127,276	150,127,276	--	--
Materials	37,249,128	37,249,128	--	--
Real Estate	31,558,366	31,558,366	--	--
Telecommunication Services	62,944,967	62,944,967	--	--
Utilities	62,494,474	62,494,474	--	--
Money Market Funds	98,854,858	98,854,858	--	--
Total Investments in Securities:	$1,658,741,068	$1,657,196,952	$--	$1,544,116
Derivative Instruments:
Liabilities
Written Options	$(937,631)	$(177,110)	$(760,521)	$--
Total Liabilities	$(937,631)	$(177,110)	$(760,521)	$--
Total Derivative Instruments:	$(937,631)	$(177,110)	$(760,521)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $1,530,751,443. Net unrealized appreciation aggregated $127,989,625, of which $206,328,890 related to appreciated investment securities and $78,339,265 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016